Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Future Amortization Expense Recognized

The following table presents the future amortization expense to be recognized from the Company’s intangible assets at June 30, 2021:

Year	Amortization Expense to be Recognized
2021 (remaining 6 months)	$1,884
2022	3,768
2023	1,493
Total	$7,145

The following table presents the future amortization expense to be recognized from the Company’s intangible assets at December 31, 2020:

Year	Amortization Expense to be Recognized
2021	$3,768
2022	3,768
2023	1,493
2024	—
Thereafter	—
Total	$9,029